Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2013
Text Block [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
Cash paid for interest, net of capitalized interest, was $301 million, $347 million and $358 million in 2013, 2012 and 2011, respectively. In addition, cash (paid) received, net for income taxes was $(4) million in both 2013 and 2012 and $9 million in 2011.